[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]
June 7, 2019
Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
RE:	Guggenheim Strategic Opportunities Fund N-2 Filing

Ladies and Gentlemen:
On behalf of Guggenheim Strategic Opportunities Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”)  thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (the “Registration Statement”).
The Registration Statement relates to the offering of the Fund’s common shares on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.
The Registration Statement is being filed as a replacement shelf registration statement to the Fund’s current registration statement (File Nos. 333-221873 and 811-21982) (the “Prior Registration Statement”) in accordance with Rule 415(a)(5) and Rule 415(a)(6).

A registration fee of $121.20 has been transmitted prior to filing.
If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.
Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure